Pension Plans And Other Post-Retirement Benefits (Schedule Of Net Liability Recognized On Consolidated Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liability	$ 4,930	$ 366
Noncurrent liability	61,782	48,448
Net liability recognized	66,712	48,814
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liability	28,632	16,334
Net liability recognized	$ 28,632	$ 16,334